UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
PREMIUM MONEY MARKET TRUST

WESTERN ASSET PREMIUM U.S.
TREASURY RESERVES
(formerly known as Western Asset / CitiSM Premium U.S. Treasury Reserves)

FORM N-Q
MAY 31, 2010

Notes to Schedule of Investments (unaudited)

Investments in U.S. Treasury Reserves Portfolio, at value $318,611,742

1. Organization and Significant Accounting Policies

Western Asset Premium U.S. Treasury Reserves (formerly known as Western Asset / CitiSM Premium U.S. Treasury Reserves) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.8% at May 31, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Regulatory Matter

In January 2010, the Securities and Exchange Commission (“SEC”) adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

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Schedule of investments (unaudited)	May 31, 2010

U.S. TREASURY RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

U.S. Treasury Obligations — 100.0%

U.S. Treasury Bills — 94.7%

U.S. Treasury Bills	0.140 - 0.170%	6/3/10	$2,693,511,000	$2,693,488,430	(a)
U.S. Treasury Bills	0.140 - 0.543%	6/10/10	1,749,231,000	1,749,160,555	(a)
U.S. Treasury Bills	0.140 - 0.180%	6/17/10	1,968,872,000	1,968,733,868	(a)
U.S. Treasury Bills	0.145 - 0.195%	6/24/10	1,544,093,000	1,543,933,959	(a)
U.S. Treasury Bills	0.160 - 0.548%	7/1/10	900,000,000	899,853,541	(a)
U.S. Treasury Bills	0.150 - 0.175%	7/8/10	545,276,000	545,185,514	(a)
U.S. Treasury Bills	0.130 - 0.155%	7/15/10	242,350,000	242,310,337	(a)
U.S. Treasury Bills	0.150%	7/22/10	462,320,000	462,221,757	(a)
U.S. Treasury Bills	0.150%	7/29/10	390,440,000	390,345,643	(a)
U.S. Treasury Bills	0.163 - 0.165%	8/5/10	598,914,000	598,736,021	(a)
U.S. Treasury Bills	0.155 - 0.170%	8/12/10	280,810,000	280,719,609	(a)
U.S. Treasury Bills	0.160 - 0.185%	8/19/10	628,923,000	628,689,013	(a)
U.S. Treasury Bills	0.165 - 0.215%	8/26/10	873,600,000	873,209,761	(a)
U.S. Treasury Bills	0.190 - 0.210%	9/2/10	140,000,000	139,929,216	(a)
U.S. Treasury Bills	0.200 - 0.220%	9/9/10	322,410,000	322,220,639	(a)
U.S. Treasury Bills	0.240%	9/16/10	150,000,000	149,893,000	(a)
U.S. Treasury Bills	0.240%	9/23/10	196,950,000	196,800,318	(a)
U.S. Treasury Bills	0.240 - 0.245%	9/30/10	483,000,000	482,606,465	(a)
U.S. Treasury Bills	0.230 - 0.265%	10/7/10	462,246,000	461,836,875	(a)
U.S. Treasury Bills	0.230 - 0.240%	10/14/10	430,000,000	429,619,750	(a)
U.S. Treasury Bills	0.225%	10/21/10	250,000,000	249,778,125	(a)
U.S. Treasury Bills	0.240%	10/28/10	250,000,000	249,751,667	(a)
U.S. Treasury Bills	0.245%	11/4/10	250,000,000	249,734,584	(a)
U.S. Treasury Bills	0.230%	11/12/10	190,775,000	190,575,110	(a)
U.S. Treasury Bills	0.230%	11/18/10	250,000,000	249,728,472	(a)
U.S. Treasury Bills	0.220%	11/26/10	197,180,000	196,965,513	(a)

Total U.S. Treasury Bills				16,446,027,742

U.S. Treasury Coupon Obligations — 5.3%

U.S. Treasury Notes	3.625%	6/15/10	59,000,000	59,078,523
U.S. Treasury Notes	2.875%	6/30/10	50,550,000	50,640,268
U.S. Treasury Notes	3.875%	7/15/10	135,000,000	135,607,256
U.S. Treasury Notes	2.375%	8/31/10	79,000,000	79,425,349
U.S. Treasury Notes	3.875%	9/15/10	169,000,000	170,770,548
U.S. Treasury Notes	2.000%	9/30/10	250,000,000	251,470,117
U.S. Treasury Notes	1.250%	11/30/10	175,000,000	175,872,295

Total U.S. Treasury Coupon Obligations				922,864,356

TOTAL INVESTMENTS — 100.0% (Cost — $17,368,892,098#)				17,368,892,098
Other Assets in Excess of Liabilities — 0.0%				5,765,597

TOTAL NET ASSETS — 100.0%				$17,374,657,695

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At May 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$17,368,892,098	—	$17,368,892,098

† See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

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Notes to Schedule of Investments (unaudited) (continued)

3. Regulatory Matter

In January 2010, the SEC adopted changes to money market fund regulations. The Portfolio intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 28, 2010